Schedule of Investments - Virtus LifeSci Biotech Products ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 98.7%
Health Care - 98.7%
ACADIA Pharmaceuticals, Inc.*	11,674	$485,288
Acceleron Pharma, Inc.*	5,613	556,641
Agios Pharmaceuticals, Inc.*	11,354	514,563
Aimmune Therapeutics, Inc.*	29,935	395,441
Akcea Therapeutics, Inc.*	40,123	434,933
Alexion Pharmaceuticals, Inc.*	4,897	501,894
Alnylam Pharmaceuticals, Inc.*	4,269	622,249
Amgen, Inc.	2,456	600,910
Amicus Therapeutics, Inc.*	48,970	707,617
BeiGene Ltd. (China)*(1)	3,265	682,385
Biogen, Inc.*	1,917	526,581
BioMarin Pharmaceutical, Inc.*	5,063	606,598
Blueprint Medicines Corp.*	7,658	560,412
Clovis Oncology, Inc.*	79,177	458,435
Enanta Pharmaceuticals, Inc.*	11,031	505,771
Epizyme, Inc.*	30,849	426,950
Esperion Therapeutics, Inc.*	12,310	463,225
Exelixis, Inc.*	23,905	551,967
Gilead Sciences, Inc.	7,312	508,403
Global Blood Therapeutics, Inc.*	8,542	576,414
Halozyme Therapeutics, Inc.*	23,455	637,741
Immunomedics, Inc.*	17,305	730,790
Incyte Corp.*	5,813	574,092
Insmed, Inc.*	19,685	514,172
Intercept Pharmaceuticals, Inc.*	7,119	324,911
Ionis Pharmaceuticals, Inc.*	9,170	527,825
Ironwood Pharmaceuticals, Inc.*	58,560	536,995
Karyopharm Therapeutics, Inc.*	32,050	514,403
Ligand Pharmaceuticals, Inc.*	4,903	574,534
Momenta Pharmaceuticals, Inc.*	17,238	508,349
Nektar Therapeutics*	26,122	578,864
Neurocrine Biosciences, Inc.*	4,662	561,118
Omeros Corp.*	36,573	469,232
PTC Therapeutics, Inc.*	10,864	503,329
Radius Health, Inc.*	40,734	511,212
Regeneron Pharmaceuticals, Inc.*	910	575,184
Retrophin, Inc.*	34,937	694,548
Sage Therapeutics, Inc.*	14,782	673,616
Sarepta Therapeutics, Inc.*	3,369	517,209
Seattle Genetics, Inc.*	3,541	588,762
Theravance Biopharma, Inc.*	21,198	411,665
Ultragenyx Pharmaceutical, Inc.*	7,864	614,650
United Therapeutics Corp.*	4,637	516,886
Vanda Pharmaceuticals, Inc.*	50,163	505,643
Vertex Pharmaceuticals, Inc.*	1,993	542,096
Total Common Stocks
(Cost $25,716,531)		24,394,503
TOTAL INVESTMENTS - 98.7%
(Cost $25,716,531)		24,394,503
Other Assets in Excess of Liabilities - 1.3%		329,832
Net Assets - 100.0%		$24,724,335

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus LifeSci Biotech Products ETF (continued)

July 31, 2020 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$24,394,503	$—	$—	$24,394,503
Total	$24,394,503	$—	$—	$24,394,503